Trade Receivables - Schedule of Trade Receivables (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Trade and other receivables [abstract]
Trade receivables	₨ 130,283		₨ 109,733
Allowance for lifetime expected credit loss	(10,299)		(11,077)	₨ (13,937)
Total	119,984		98,656
Non-current	4,765	$ 63	4,358
Current	₨ 115,219	$ 1,519	₨ 94,298